OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details 1) - Derivative Liabilties [Member]	Dec. 26, 2020 USD ($)
Balance at Beginning of Period	$ 546,076
Change in Fair Value of Derivative Liabilities	(127,500)
Balance at End of Period	$ 418,576